CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Income before taxation for the period		$ 15,754	$ 9,328	$ 5,975	$ 25,082	$ 14,934
Adjustment for:
– Interest expense (net)		799	1,102	515	1,901	1,151
– Depreciation, depletion and amortisation	[1]	6,183	5,743	6,670	11,926	12,111
– Exploration well write-offs		(1)	1	206	0	234
– Net (gains)/losses on sale and revaluation of non-current assets and businesses		(642)	(64)	(128)	(706)	(1)
– Share of (profit)/loss of joint ventures and associates		(642)	93	(712)	(548)	(1,327)
– Dividends received from joint ventures and associates		547	595	2,361	1,142	2,884
– (Increase)/decrease in inventories		3,739	(6,686)	(27)	(2,947)	827
– (Increase)/decrease in current receivables		1,593	(10,404)	3,635	(8,811)	1,025
– Increase/(decrease) in current payables		(1,887)	5,912	(3,994)	4,025	(4,901)
– Derivative financial instruments		(1,354)	2,475	626	1,121	381
– Retirement benefits		(153)	(80)	(17)	(232)	(118)
– Decommissioning and other provisions		(115)	(1,086)	(425)	(1,200)	(906)
– Other	[1]	546	1,433	684	1,979	1,254
Tax paid		(2,934)	(2,301)	(3,432)	(5,235)	(6,331)
Cash flow from operating activities		21,432	6,062	11,937	27,495	21,218
Capital expenditure		(4,031)	(3,757)	(5,393)	(7,787)	(9,141)
Investments in joint ventures and associates		(187)	(426)	(406)	(613)	(819)
Investments in equity securities		(20)	(20)	(17)	(39)	(32)
Cash capital expenditure		(4,237)	(4,202)	(5,817)	(8,439)	(9,993)
Proceeds from sale of property, plant and equipment and businesses		366	272	(57)	638	502
Proceeds from joint ventures and associates from sale, capital reduction and repayment of long-term loans		71	42	1	113	34
Proceeds from sale of equity securities		31	39	19	70	24
Interest received		374	362	508	736	1,016
Other investing cash inflows		176	694	360	870	866
Other investing cash outflows		(689)	(343)	(420)	(1,032)	(1,814)
Cash flow from investing activities		(3,908)	(3,136)	(5,406)	(7,044)	(9,365)
Net increase/(decrease) in debt with maturity period within three months		178	10	(208)	188	(127)
Other debt:
– New borrowings		194	0	180	193	319
– Repayments		(3,206)	(2,794)	(4,075)	(6,000)	(6,589)
Interest paid		(1,167)	(1,037)	(1,212)	(2,204)	(2,059)
Derivative financial instruments		27	(316)	896	(289)	1,222
Change in non-controlling interest		4	30	0	34	(25)
Cash dividends paid to:
– Shell plc shareholders		(2,164)	(2,100)	(2,122)	(4,264)	(4,300)
– Non-controlling interest		(29)	(9)	(27)	(38)	(113)
Repurchases of shares		(3,001)	(3,182)	(3,533)	(6,183)	(6,844)
Shares held in trust: net sales/(purchases) and dividends received		(2)	(423)	(5)	(425)	(773)
Cash flow from financing activities		(9,166)	(9,820)	(10,106)	(18,986)	(19,289)
Effects of exchange rate changes on cash and cash equivalents		(101)	(205)	655	(306)	1,008
Increase/(decrease) in cash and cash equivalents		8,257	(7,098)	(2,919)	1,159	(6,428)
Cash and cash equivalents at beginning of period		23,117	30,216	35,601	30,216	39,110
Cash and cash equivalents at end of period		$ 31,374	$ 23,117	$ 32,682	$ 31,374	$ 32,682

[1]	. See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.